TROON PARTNERS, L.P.

                              FINANCIAL STATEMENTS

                       WITH REPORT OF INDEPENDENT AUDITORS

                      FOR THE YEAR ENDED DECEMBER 31, 1998

                              TROON PARTNERS, L.P.

                              FINANCIAL STATEMENTS


                      FOR THE YEAR ENDED DECEMBER 31, 1998







                                    CONTENTS




Report of Independent Auditors................................................ 1
Statement of Assets, Liabilities and Partners' Capital........................ 2
Statement of Operations....................................................... 3
Statement of Changes in Partners' Capital - Net Assets........................ 4
Notes to Financial Statements................................................. 5
Schedule of Portfolio Investments.............................................14

                         REPORT OF INDEPENDENT AUDITORS

To the Partners of
Troon Partners, L.P.


We have audited the accompanying statement of assets, liabilities and partners' capital of Troon Partners, L.P., including the schedule of portfolio investments, as of December 31, 1998, and the related statement of operations for the year then ended, and the statement of changes in partners' capital - net assets for the year then ended and for the period from February 27, 1997 (commencement of operations) to December 31, 1997. These financial statements are the responsibility of the Partnership's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Troon Partners, L.P. at December 31, 1998, the results of its operations for the year then ended, and the changes in its partners' capital - net assets for the year then ended and for the period from February 27, 1997 to December 31, 1997, in conformity with generally accepted accounting principles.


                                [GRAPHIC OMITTED]

                                                           /S/ ERNST & YOUNG LLP

New York, New York
February 12, 1999

TROON PARTNERS, L.P.

STATEMENT OF ASSETS, LIABILITIES, AND PARTNERS' CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 1998
ASSETS

Investments in securities, at market (identified cost-$136,451)       $ 217,559
Due from broker                                                             659
Dividends receivable                                                        303
Organizational costs (net of accumulated amortization of $88)               148
Other assets                                                                 40
                                                                      ---------

      TOTAL ASSETS                                                      218,709
                                                                      ---------

LIABILITIES

Loan payable                                                              2,051
Loan interest payable                                                         7
Withdrawals payable                                                      13,262
Management fee payable                                                      152
Accrued expenses                                                            265
                                                                      ---------
      TOTAL LIABILITIES                                                  15,737
                                                                      ---------
             NET ASSETS                                               $ 202,972
                                                                      =========

PARTNERS' CAPITAL - NET ASSETS

Represented by:
Capital contributions - net                                           $ 122,746
Accumulated net investment loss                                            (807)
Accumulated net realized gain on investments                                (74)
Accumulated net unrealized appreciation on investments                   81,107
                                                                      ---------
      PARTNERS' CAPITAL - NET ASSETS                                  $ 202,972
                                                                      =========


The accompanying notes are an integral part of these financial statemets.

TROON PARTNERS, L.P.

STATEMENT OF OPERATIONS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                  YEAR ENDED
                                                              DECEMBER 31, 1998
INVESTMENT INCOME
Dividends                                                            $ 1,827
Interest                                                                  58
                                                                     -------
                                                                       1,885
                                                                     -------
EXPENSES
      OPERATING EXPENSES:
          Management fee                                               1,514
          Professional fees                                              260
          Administration fees                                            218
          Custodian fees                                                 118
          Amortization of organizational costs                            47
          Insurance expense                                               29
          Individual General Partners' fees and expenses                  25
          Miscellaneous                                                   21
                                                                     -------
      TOTAL OPERATING EXPENSES                                         2,232

      Interest expense                                                   115
                                                                     -------

          TOTAL EXPENSES                                               2,347
                                                                     -------

          NET INVESTMENT LOSS                                           (462)
                                                                     -------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
      REALIZED GAIN (LOSS) ON INVESTMENTS:
          Investment securities                                        7,189
          Purchased options                                           (7,561)
          Written options                                                  9
          Short sales                                                    (76)
                                                                     -------

      NET REALIZED GAIN ON INVESTMENTS                                  (439)
                                                                     -------

      NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS            52,928
                                                                     -------

          NET REALIZED AND UNREALIZED GAIN                            52,489
                                                                     -------

      INCREASE IN PARTNERS' CAPITAL DERIVED FROM
        INVESTMENT ACTIVITIES                                        $52,027
                                                                     =======

The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.

STATEMENT OF CHANGES IN PARTNERS' CAPITAL - NET ASSETS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                  PERIOD FROM
                                                               FEBRUARY 27, 1997
                                                               (COMMENCEMENT OF
                                         YEAR ENDED             OPERATIONS) TO
                                      DECEMBER 31, 1998        DECEMBER 31, 1997

FROM INVESTMENT ACTIVITIES

     Net investment loss                   $   (462)              $    (345)
     Net realized gain (loss) on
       invesstrments                           (439)                    365
     Net change in unrealized
       appreciation on investments           52,928                  28,179
                                           --------                --------
       INCREASE IN PARTNERS' CAPITAL
         DERIVED FROM INVESTMENT
         ACTIVITIES                          52,027                  28,199

PARTNERS' CAPITAL TRANSACTIONS

     Capital contributions                   64,460                  77,250
     Syndication costs                           (0)                    (50)
     Capital withdrawls - General Partner    (5,939)                     (0)
     Capital withdrawls - Limited Partners  (12,975)                     (0)
                                           --------                --------
       INCREASE IN PARTNERS' CAPITAL
         DERIVED FROM CAPITAL TRANSACTIONS   45,546                  77,200

       PARTNERS' CAPITAL AT BEGINNING
         OF PERIOD                          105,399                      (0)
                                           --------                --------
       PARTNERS' CAPITAL AT END
         OF PERIOD                         $202,972                $105,399
                                           ========                ========

TROON PARTNERS, L.P.

NOTES TO FINANCIAL STATEMENT - DECEMBER 31, 1998
--------------------------------------------------------------------------------



   1.    ORGANIZATION

         Troon Partners, L.P. (the "Partnership") was organized under the Delaware Revised Uniform Limited Partnership Act on December 12, 1996. The Partnership is registered under the Investment Company Act of 1940 (the "Act") as a closed-end, non-diversified management investment company. The Partnership will operate until December 31, 2021 unless further extended or sooner terminated as provided for in the Limited Partnership Agreement dated December 19, 1996, as amended October 29, 1997. The Partnership's investment objective is to seek long-term capital appreciation. The Partnership pursues this objective by investing principally in equity securities of publicly traded U.S. companies. The Partnership may also invest in equity securities of foreign issuers, bonds, options and other fixed-income securities of U.S. issuers.

         There are four "Individual General Partners" and a "Manager." The Manager is Troon Management, L.L.C. which is a joint venture between CIBC Oppenheimer Corp. (formerly Oppenheimer & Co., Inc.) and Mark Asset Management Corporation ("MAMC"). Investment professionals at MAMC manage the Partnership's investment portfolio on behalf of the Manager under CIBC Oppenheimer Corp.'s ("CIBC Opco") supervision.

         The acceptance of initial and additional contributions is subject to approval by the Manager. The Partnership may from time to time offer to repurchase interests pursuant to written tenders by Partners. Such repurchases will be made at such times and on such terms as may be determined by the Individual General Partners, in their complete and exclusive discretion. The Manager expects that generally it will recommend to the Individual General Partners that the Partnership repurchase interests from Partners once in each year effective as of the end of each such year.

   2.    SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with generally accepted accounting principles requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Partnership's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------
   2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

              A.  PORTFOLIO VALUATION

              Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income is recorded on the accrual basis.

              Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities held short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by such exchange. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or ask prices in the case of securities held short) as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Individual General Partners.

              Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. The Individual General Partners will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Individual General Partners to represent fair value.

              All  assets  and  liabilities   initially   expressed  in  foreign
              currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------
   2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

              A. PORTFOLIO VALUATION (CONTINUED)

              markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Partnership is determined. When such events materially affect the values of securities held by the Partnership or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Individual General Partners.

              B.  PARTNERSHIP EXPENSES

              The expenses incurred by the Partnership in connection with its organization, which were $236,274, are being amortized over a 60 month period beginning with the commencement of operations, February 27, 1997.

              Syndication costs totaling $50,000 related to the Partnership's initial offering were charged directly to the capital accounts of the limited partners of record as of April 30, 1997.

              C.  INCOME TAXES

              No Federal, state or local income taxes will be provided on the profits of the Partnership since the partners are individually liable for their share of the Partnership's income.

   3.    MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

         CIBC Opco provides certain management and administrative services to the Partnership including, among other things, providing office space and other support services to the Partnership. In exchange for such services, the Partnership pays CIBC Opco a monthly management fee of .08333% (1% on an annualized basis) of the Partnership's net assets determined as of the beginning of the month, excluding assets attributable to the Manager's capital account.

         During the period ended December 31, 1998, CIBC Opco earned $16,304 in brokerage commissions from portfolio transactions executed on behalf of the Partnership.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------
   3.    MANAGEMENT FEE, RELATED PARTYTRANSACTIONS AND OTHER (CONTINUED)

         At the end of the twelve month period following the admission of a limited partner to the Partnership, and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation of 20% of net profits, if any, that have been credited to the capital account of such limited partner during such period. The incentive allocation will be charged to a limited partner only to the extent that cumulative net profits with respect to such limited partner through the close of any period exceeds the highest level of cumulative net profits with respect to such limited partner through the close of any prior period. During the year ended December 31, 1998, incentive allocations to the Manager were $13,715,650.

         Each Independent Individual General Partner who is not an "interested person" of the Partnership, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Individual General Partner who is an "interested person" does not receive any annual or other fees from the Partnership. All Individual General Partners are reimbursed by the Partnership for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the year ended December 31, 1998, fees paid to the Individual General Partners (including meeting fees and the annual retainer) and expenses totaled $25,015. One Individual General Partner is an "interested person" of the Partnership.

         The Chase Manhattan Bank serves as Custodian of the Partnership's assets.

         PFPC  Inc.  serves  as  Administrator   and  Accounting  Agent  to  the
         Partnership,   and  in  that  capacity  provides  certain   accounting,
         recordkeeping, tax and investor related services.

   4.    SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the year ended December 31, 1998, amounted to $161,205,235 and $112,888,582, respectively.

         At December 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 1998, accumulated net unrealized appreciation on investments was $81,107,090, consisting of $91,395,674 gross unrealized appreciation and $10,288,584 gross unrealized depreciation.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------
   4.    SECURITIES TRANSACTIONS (CONTINUED)

         Due from broker primarily represents receivables and payables from unsettled security trades.

   5.    SHORT-TERM BORROWINGS

         The Partnership has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Partnership to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Partnership incurs the indebtedness. The Partnership pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus .875%. The Partnership pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of December 31, 1998, the Partnership had outstanding margin borrowings of $2,050,934. For the year ended December 31 1998, the average daily amount of such borrowings was $1,654,100.

   6.    FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Partnership may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and sales of securities not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and partners' capital.

         The risk associated with purchasing an option is that the Partnership pays a premium whether or not the option is exercised. Additionally, the Partnership bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------
   6.    FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK
         OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         Transactions in purchased options were as follows:

                              CALL OPTIONS                  PUT OPTIONS
                        ---------------------------    -------------------------
                           NUMBER                        NUMBER
                        OF CONTRACTS       COST        OF CONTRACTS     COST
                        ------------  -----------      ------------   --------
  Beginning balance          1,110    $ 1,311,665           656   $    566,887
  Options purchased         41,548     42,104,553        39,209     40,647,368
  Options closed           (40,188)   (41,205,313)      (35,686)   (37,627,814)
  Expired options             (984)      (703,448)       (3,171)    (2,664,397)
                        ----------    -----------       -------   ------------
  Options outstanding
  at December 31, 1998       1,486    $ 1,507,457         1,008   $    922,044
                        ==========    ===========       =======   ============

         When the Partnership writes an option, the premium received by the Partnership is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Partnership has realized a gain or loss. In writing an option, the Partnership bears the market risk of an unfavorable change in the price of the security or currency underlying the written option.

         Exercise of an option written by the Partnership could result in the Partnership selling or buying a security or currency at a price different from the current market value.

         Transactions in written options were as follows:

                                                 CALL OPTIONS
                                     -------------------------------------
                                       NUMBER OF                AMOUNT OF
                                       CONTRACTS                 PREMIUM
                                       --------                  ---------
         Beginning balance                    0                   $      0
         Options written                    134                    123,110
         Options closed                    (134)                  (123,110)
         Expired options                     (0)                        (0)
                                       --------                   --------
         Options outstanding at
            December 31, 1998                 0                   $      0
                                       ========                   ========

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------
   7.    FINANCIAL INSTRUMENTS HELD OR ISSUED FOR TRADING PURPOSES

         The  Partnership   maintains   positions  in  a  variety  of  financial
         instruments. The following table summarizes the components of net realized and unrealized gains from investment transactions:

                                     NET GAINS / (LOSSES)
                                      FOR THE YEAR ENDED
                                       DECEMBER 31, 1998
                                     --------------------
           Equity securities             $59,767,130
           Equity short sales                (76,330)
           Equity options                 (2,003,257)
           Equity index options           (5,207,528)
           Written options                     8,799
                                         -----------
                                         $52,488,814
                                         ===========


         The following table presents the market values of derivative financial instruments and the average market values of those instruments:

                                                            AVERAGE MARKET VALUE
                                   MARKET VALUE AT           FOR THE YEAR ENDED
                                  DECEMBER 31, 1998           DECEMBER 31, 1998
                                  -----------------         --------------------
        ASSETS:
           Equity options              $2,915,804                  $2,413,209
           Equity index options            47,292                     764,436

     Average market values presented above are based upon month-end market values during the year ended December 31, 1998.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------
   8.    SELECTED FINANCIAL RATIOS AND OTHER SUPPLEMENTAL INFORMATION

         The following represents the ratios to average net assets and other supplemental information for the year indicated:

                                                              FEBRUARY 27,  1997
                                                                COMMENCEMENT OF
                                           YEAR ENDED            OPERATIONS)TO
                                        DECEMBER 31, 1998      DECEMBER 31, 1997
                                        -----------------     ------------------
          Ratio of net investment
          loss to average net assets         (0.30%)               (0.49%)*
          Ratio of operating expenses
          to average net assets               1.43%                 1.73%*
          Ratio of interest expense
          to average net assets               0.07%                  0.07%*
          Portfolio turnover rate            72.00%                 58.73%
          Average commission rate paid     $0.0616**              $0.0566**
          Total return                      37.34%***               37.60%***
          Average debt ratio                 1.06%                   1.06%


         *    Annualized.
         ** Average commission rate paid on purchases and sales of investment securities held long.
         *** Total return assumes a purchase of a Limited Partnership interest in the Partnership on the first day and a sale of the Partnership interest on the last day of the period noted, before incentive allocation to the Manager, if any. Total returns for a period of less than a full year are not annualized.


   9.    SUBSEQUENT EVENT

         On January 1, 1999, the Partnership received additional Limited Partner capital contributions of approximately $11,405,000.

10.      YEAR 2000 (UNAUDITED)

         Like other investment companies, financial and business organizations around the world, the Partnership could be adversely affected if the computer systems it uses and those used by the Partnership's brokers and other major service providers do not properly process and calculate date-related information and data from and after

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

    10.  YEAR 2000 (UNAUDITED) (CONTINUED)

         January 1, 2000.   This is commonly known as the "Year 2000 Issue."

         The Partnership has assessed its computer systems and the systems compliance issues of its brokers and other major service providers. The Partnership has taken steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems it uses and has obtained satisfactory assurances that comparable steps are being taken by its brokers and other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to address all Year 2000 Issues. The inability of the Partnership or its third party providers to timely complete all necessary procedures to address the Year 2000 Issue could have a material adverse effect on the Partnership's operations. Management will continue to monitor the status of and its exposure to this issue. For the year ended December 31, 1998, the Partnership incurred no Year 2000 related expenses, and it does not expect to incur significant Year 2000 expenses in the future.

         The Partnership intends to develop contingency plans intended to ensure
         that  third  party   non-compliance  will  not  materially  affect  the
         Partnership's operations.

TROON PARTNERS, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------


                                                               DECEMBER 31, 1998
SHARES                                                            MARKET VALUE
        COMMON STOCKS - 105.02%
           AGRICULTURAL BIOTECH - 1.48%
 63,098       Monsanto Co.                                          $ 2,997,155
                                                                    -----------
           AIRLINES - 1.26%
  8,200       AMR Corp.                                                 486,875
 34,562       UAL Corp.                                               2,062,937
                                                                    -----------
                                                                      2,549,812
                                                                    -----------
           ATHLETIC FOOTWEAR - 0.07%
  3,460       Nike, Inc.                                                140,348
                                                                    -----------
           BEVERAGES-NON-ALCOHOLIC - 0.27%
 41,060       Coca-Cola Femsa S.A., Sponsored ADR                       544,045
                                                                    -----------
           BROADCASTING SERVICE/PROGRAMMING - 8.93%
129,609       Fox Entertainment Group, Inc., Class A*                 3,256,426
 28,896       Grupo Televisa S.A., Sponsored  GDR                       713,384
 52,484       TCI Satellite Entertainment, Inc., Class A*                75,472
276,008       Tele-Communications, Inc., Liberty Media Group,
              Series A*                                              12,713,757
 57,775       United Video Satellite Group, Inc., Class A*            1,364,934
                                                                    -----------
                                                                     18,123,973
                                                                    -----------
           BUILDING - RESIDENTIAL/COMMERCIAL - 0.84%
 67,918       Lennar Corp.                                            1,714,929
                                                                    -----------
           CABLE TV - 17.81%
143,272       Cablevision Systems Corp., Class A*                     7,181,509
106,645       Comcast Corp., Class A                                  6,125,476
153,877       Comcast Corp., Special Class A                          9,030,733
 26,870       MediaOne Group, Inc. *                                  1,262,890
226,779       Tele-Communications, Inc., TCI Group, Series A*        12,543,827
                                                                    -----------
                                                                     36,144,435
                                                                    -----------



The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                              DECEMBER 31, 1998
SHARES                                                           MARKET VALUE
        COMMON STOCKS - (CONTINUED)
           CASINO HOTELS - 0.98%
133,569       Mirage Resorts, Inc.*                                 $ 1,995,254
                                                                    -----------
           CATALOG AND MAIL ORDER HOUSES - 3.49%
213,957       USA Networks, Inc.*                                     7,087,326
                                                                    -----------
           CELLULAR TELECOMMUNICATIONS - 0.20%
 17,834       Sprint PCS *                                              412,411
                                                                    -----------
           COMMERCIAL SERVICES - 1.74%
116,821       Cendant Corp.*                                          2,256,164
 35,254       Iron Mountain, Inc.*                                    1,271,365
                                                                    -----------
                                                                      3,527,529
                                                                    -----------
           COMMERCIAL SERVICES - FINANCE - 0.13%
 56,298       Crescent Operating, Inc.*                                 267,416
                                                                    -----------
           COMPUTER SOFTWARE - 7.16%
 88,074       Microsoft Corp.*                                       12,214,807
 64,049       SAP AG, Sponsored ADR                                   2,309,799
                                                                    -----------
                                                                     14,524,606
                                                                    -----------
           COMPUTERS - MICRO - 4.58%
127,013       Dell Computer Corp.*                                    9,295,827
                                                                    -----------
           FINANCE - CREDIT CARDS - 2.70%
 53,411       American Express Co.                                    5,474,628
                                                                   -----------
           INTERNET CONTENT - 2.79%
 55,868       At Home Corp., Series A*                                4,148,199
 11,399       Inktomi Corp. *                                         1,474,746
  2,100       Preview Travel, Inc. *                                     38,720
                                                                   ------------
                                                                      5,661,665
                                                                   ------------


The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 1998
SHARES                                                             MARKET VALUE
         COMMON STOCKS - (CONTINUED)
           INTERNET SOFTWARE - 1.63%
  3,254       Excite, Inc. *                                       $    136,873
 13,343       Yahoo!, Inc.*                                           3,161,464
                                                                   ------------
                                                                      3,298,337
                                                                   ------------
           INVESTMENT COMPANIES - 2.06%
177,775       Tele-Communications, Inc., TCI Ventures
               Group, Series A*                                       4,188,912
                                                                   ------------
           LEISURE & RECREATION/GAMING - 0.27%
107,257       AMF Bowling, Inc.*                                        549,692
                                                                   ------------
           MULTIMEDIA - 10.56%
165,143       CBS Corp.                                               5,418,837
142,962       Cox Communications, Inc., Class A*       (a)            9,882,248
 53,042       News Corp., Ltd., Sponsored ADR                         1,402,325
 76,344       Time Warner, Inc.                                       4,738,138
                                                                   ------------
                                                                     21,441,548
                                                                   ------------
           MUSIC CLUBS - 3.17%
117,209       SFX Entertainment, Inc., Class A*                       6,431,844
                                                                   ------------
           OIL & GAS DRILLING - 0.17%
 16,837       ENSCO International, Inc.                                 179,954
  8,753       Rowan Companies, Inc.                                      86,436
  2,974       Transocean Offshore, Inc.                                  79,742
                                                                   ------------
                                                                        346,132
                                                                   ------------
           RADIO - 6.33%
 58,365       Chancellor Media Corp.*                                 2,794,224
 70,209       Clear Channel Communications, Inc.*                     3,826,391
 23,345       Group Radio Centro SA, Sponsored ADR                      125,479
 18,549       Heftel Broadcasting Corp., Class A*                       913,538
166,408       Infinity Broadcasting Corp., Class A *                  4,555,419
  9,778       Jacor Communications, Inc. *                              629,459
                                                                   ------------
                                                                     12,844,510
                                                                   ------------

The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 1998
SHARES                                                            MARKET VALUE
        COMMON STOCKS - (CONTINUED)
           REAL ESTATE DEVELOPMENT - 0.80%
 73,497       TrizecHahn Corp.                                       $1,506,688
 13,954       Vornado Operating, Inc. *                                 112,511
                                                                     ----------
                                                                      1,619,199
                                                                     ----------
           REAL ESTATE INVESTMENT TRUST - DIVERSIFIED - 0.02%
    559       Alexander's, Inc.*                                         43,707
                                                                     ----------
           REAL ESTATE INVESTMENT TRUST - HOTEL/RESTAURANT - 2.98%
 20,766       Crestline Capital Corp.                                   303,703
207,669       Host Marriott Corp.                                     2,868,532
126,485       Starwood Hotels & Resorts
              Worldwide, Inc.                                         2,869,691
                                                                     ----------
                                                                      6,041,926
                                                                     ----------
           REAL ESTATE INVESTMENT TRUST - OFFICE PROPERTY - 3.86%
166,143       Boston Properties, Inc.                                 5,067,362
 18,924       Cornerstone Properties, Inc.                              295,687
107,239       Crescent Real Estate Equities Co.                       2,466,497
                                                                     ----------
                                                                      7,829,546
                                                                     ----------
           REAL ESTATE INVESTMENT TRUST - SHOPPING CENTERS - 2.95%
178,684       Vornado Realty Trust                                    5,985,914
                                                                     ----------
           RETAIL - APPAREL / SHOES - 1.25%
 45,048       Gap, Inc.                                               2,528,319
                                                                     ----------
           RETAIL - DISCOUNT - 0.38%
  9,460       Wal-Mart Stores, Inc.                                     770,403
                                                                     ----------
           RETAIL - INTERNET - 6.78%
 32,504       Amazon.com, Inc.*                                      10,441,910
  6,415       eBay, Inc. *                                            1,547,619
 31,819       Ticketmaster Online-CitySearch, Inc. *                  1,781,864
                                                                     ----------
                                                                     13,771,393
                                                                     ----------

The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 1998
SHARES                                                            MARKET VALUE
           RETAIL - RESTAURANTS - 2.65%
70,121       McDonald's Corp.                                      $  5,386,204
                                                                   ------------

           SATELLITE TELECOMMUNICATIONS - 1.10%
 9,933       EchoStar Communications Corp. *                            480,509
98,439       Loral Space & Communications, Ltd.*                      1,753,494
                                                                   ------------
                                                                      2,234,003
                                                                   ------------
           TELECOMMUNICATIONS EQUIPMENT - 0.81%
48,511       General Instrument Corp.*                                1,646,366
                                                                   ------------
           TELEPHONE - LONG DISTANCE - 2.82%
 6,430       AT&T Corp.                                                 487,073
73,086       MCI WorldCom, Inc.*                                      5,243,920
                                                                   ------------
                                                                      5,730,993
                                                                   ------------
             TOTAL COMMON STOCKS (COST $132,966,631)                213,150,307
                                                                   ============

        PREFERRED STOCKS - 0.71%
           MULTIMEDIA - 0.71%
58,536       News Corp., Ltd., Sponsored ADR, Preferred               1,445,137
                                                                   ------------

             TOTAL PREFERRED STOCKS (COST $1,055,318)                 1,445,137
                                                                   ============

NUMBER OF
CONTRACTS
        CALL OPTIONS - 1.41%
           CABLE TV - 0.44%
350          Tele-Communications, Inc., TCI Group,
             01/16/99, $30.00                                           892,500
                                                                  -------------

        REAL ESTATE INVESTMENT TRUST - HOTEL/RESTAURANT - 0.10%
284          Starwood Hotels & Resorts Wrldwd, Inc.,
             02/20/99, $20.00                                            99,400
168          Starwood Hotels & Resorts Wrldwd, Inc.,
             05/22/99, $17.50                                           102,900
                                                                  -------------
                                                                        202,300
                                                                  -------------

The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 1998
NUMBER OF                                                         MARKET VALUE
CONTRACTS
        CALL OPTIONS - (CONTINUED)
           TELEPHONE - LONG DISTANCE - 0.87%
642          AT&T Corp., 1/16/99, $50.00                           $  1,701,300
 42          AT&T Corp., 1/16/99, $60.00                                 68,250
                                                                   ------------
                                                                      1,769,550
                                                                   ------------

           TOTAL CALL OPTIONS (COST $1,507,457)                       2,864,350
                                                                   ============

        PUT OPTIONS - 0.05%
           RETAIL - TOY STORE - 0.01%
 42          Toys "R" Us, Inc., 1/16/99, $22.50                          23,100
                                                                   ------------

           RETAIL - BOOKSTORE - 0.02%
 42          Barnes & Noble, Inc., 1/16/99, $35.00                        1,315
 42          Borders Group, Inc., 1/16/99, $25.00                         5,514
 42          Borders Group, Inc., 1/16/99, $30.00                        21,525
                                                                   ------------
                                                                         28,354
                                                                   ------------

        STOCK INDEX - 0.02%
840          S&P 100 Index, 1/16/99, $540.00                             47,292
                                                                   ------------
           TOTAL PUT OPTIONS (COST $922,044)                             98,746
                                                                   ============


           TOTAL INVESTMENTS (COST $136,451,450) - 107.19%          217,558,540
                                                                   ============

           OTHER ASSETS, LESS LIABILITIES - (7.19%)                (14,587,025)
                                                                   ------------

           NET ASSETS - 100.00%                                     202,971,515
                                                                   ============

(a) Partially held in a pledged account by the Custodian as collateral for borrowings.
*    Non-income Producing Security.

The accompanying notes are an integral part of these financial statements.